THE ADVISORS' INNER CIRCLE FUND

                       WESTWOOD SMIDCAP FUND (THE "FUND")

                       SUPPLEMENT DATED FEBRUARY 10, 2015
                                     TO THE
               INSTITUTIONAL SHARES PROSPECTUS (THE "PROSPECTUS")
             DATED MARCH 1, 2014, AS SUPPLEMENTED NOVEMBER 28, 2014
                                   AND TO THE
                STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
              DATED MARCH 1, 2014, AS SUPPLEMENTED OCTOBER 9, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
 THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS
                                    AND SAI.

As of February 11, 2015, Institutional Shares of the Fund are available to new investors. Accordingly, all references to the contrary are hereby deleted from the Prospectus and SAI.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 WHG-SK-039-0100